SUPPLEMENT TO THE
FIDELITY® CONNECTICUT MUNICIPAL MONEY MARKET FUND
SPARTAN® CONNECTICUT MUNICIPAL INCOME FUND

January 26, 2002

Revised March 25, 2002

STATEMENT OF ADDITIONAL INFORMATION

The following information supplements similar information found in the "Investment Policies and Limitations" section on page 11.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the fund's exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

CTR/CTMB-02-01 July 2, 2002
1.475746.107

Effective May 1, 2002, the following information for Fidelity Connecticut Municipal Money Market Fund on page 3 is no longer applicable.

For purposes of normally investing at least 65% of the fund's total assets in municipal securities whose interest is exempt from Connecticut personal income tax, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

The following information replaces similar information found in the "Performance" section on page 26.

In addition to average annual returns, a fund may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to return. Returns may be quoted on a before-tax or after-tax basis. After-tax returns reflect the return of a hypothetical investment after payment of federal and/or state taxes using assumed tax rates. After-tax returns may assume that taxes are paid at the time of distribution or once a year or are paid in cash or by selling shares, that shares are held through the entire period, sold on the last day of the period, or sold at a future date, and distributions are reinvested or paid in cash. Returns may or may not include the effect of a fund's short-term trading fee or the effect of a fund's small balance maintenance fee. Excluding a fund's short-term trading fee or small balance maintenance fee from a return calculation produces a higher return figure. Returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration.

The following information replaces similar information found in the "Performance" section on page 26.

As of November 30, 2001, an estimated 20.47% of Connecticut Municipal Money Market's income was subject to state income taxes. Note that the fund may invest in securities whose income is subject to the federal alternative minimum tax.

As of November 30, 2001, none of Spartan Connecticut Municipal Income's income was subject to state income taxes. Note that the fund may invest in securities whose income is subject to the federal alternative minimum tax.

Effective June 1, 2002, Mr. Fischer no longer serves as Vice President of Spartan Connecticut Municipal Income. The following information has been removed from the "Trustees and Officers" section on page 32.

GEORGE A. FISCHER (40) is Vice President of Spartan Connecticut Municipal Income (1997) and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fischer managed a variety of Fidelity funds.

SUPPLEMENT TO THE

FIDELITY® NEW JERSEY MUNICIPAL MONEY MARKET FUND
SPARTAN® NEW JERSEY MUNICIPAL MONEY MARKET FUND
SPARTAN NEW JERSEY MUNICIPAL INCOME FUND

January 26, 2002

STATEMENT OF ADDITIONAL INFORMATION

The following information supplements the information found in the "Investment Policies and Limitations" section beginning on page 2.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the fund's exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

NJNB-02-01 July 2, 2002
1.475765.108

Effective March 1, 2002, Robert A. Dwight no longer serves as Treasurer of the Fidelity funds. The following information has been removed from the "Trustees and Officers" section on page 35.

ROBERT A. DWIGHT (43) is Treasurer of New Jersey Municipal Money Market (2000), Spartan New Jersey Municipal Money Market (2000), and Spartan New Jersey Municipal Income (2000). Mr. Dwight also serves as Treasurer of other Fidelity funds (2000) and Vice President of FMR (2000). Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). He also served as Vice President of FMR Co., Inc. (2001). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

Effective March 18, 2002, Maria F. Dwyer serves as Treasurer of the Fidelity funds. The following information replaces the similar information found in the "Trustees and Officers" section on page 35.

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

SUPPLEMENT TO THE

FIDELITY® FLORIDA MUNICIPAL MONEY MARKET FUND

A Fund of Fidelity Court Street Trust II

SPARTAN® FLORIDA MUNICIPAL INCOME FUND

A Fund of Fidelity Court Street Trust

January 26, 2002

STATEMENT OF ADDITIONAL INFORMATION

The following information supplements the information found in the "Investment Policies and Limitations" section beginning on page 2.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the fund's exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

SFCB-02-01 July 2, 2002
1.475743.107

Effective March 1, 2002, Robert A. Dwight no longer serves as Treasurer of the Fidelity funds. The following information has been removed from the "Trustees and Officers" section beginning on page 30.

ROBERT A. DWIGHT (43) is Treasurer of Florida Municipal Money Market (2000) and Spartan Florida Municipal Income (2000). Mr. Dwight also serves as Treasurer of other Fidelity funds (2000) and Vice President of FMR (2000). Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). He also served as Vice President of FMR Co., Inc. (2001). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

Effective March 18, 2002, Maria F. Dwyer serves as Treasurer of the Fidelity funds. The following information replaces the similar information found in the "Trustees and Officers" section beginning on page 30.

MARIA F. DWYER (43) is Treasurer of Florida Municipal Money Market (2002) and Spartan Florida Municipal Income (2002). She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.